UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

BlackRock Alternative Capital Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

iShares Short-Term TIPS Bond Index Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Ireland — 0.2%
Medtronic PLC	776	$60,350
United States — 11.2%
3M Co.	333	69,897
Alliant Energy Corp.	746	31,011
Ameren Corp.	596	34,473
Amgen, Inc.	88	16,408
AT&T, Inc.	451	17,666
Automatic Data Processing, Inc.	147	16,070
Bemis Co., Inc.	360	16,405
Bristol-Myers Squibb Co.	1,160	73,938
C.H. Robinson Worldwide, Inc.	219	16,666
Campbell Soup Co.	617	28,888
Cardinal Health, Inc.	232	15,525
Cisco Systems, Inc.	808	27,173
Clorox Co.	545	71,891
CMS Energy Corp.	1,175	54,426
Colgate-Palmolive Co.	890	64,837
Conagra Brands, Inc.	1,352	45,617
Consolidated Edison, Inc.	886	71,483
Cracker Barrel Old Country Store, Inc.	214	32,447
Darden Restaurants, Inc.	213	16,780
Dominion Energy, Inc.	891	68,545
Dr. Pepper Snapple Group, Inc.	709	62,725
DTE Energy Co.	609	65,382
Duke Energy Corp.	759	63,695
Edison International	323	24,926
Eli Lilly & Co.	898	76,815
Eversource Energy	524	31,671
General Mills, Inc.	928	48,033
Genuine Parts Co.	585	55,955
Hershey Co.	593	64,738
International Business Machines Corp.	442	64,125
J.M. Smucker Co.	551	57,816
Johnson & Johnson	546	70,985
Kellogg Co.	916	57,131
Kimberly-Clark Corp.	578	68,019
Lockheed Martin Corp.	239	74,159
Magellan Midstream Partners LP	883	62,746
Marsh & McLennan Cos., Inc.	392	32,854
McCormick & Co., Inc.	665	68,256
Merck & Co., Inc.	1,012	64,798
NextEra Energy, Inc.	498	72,982
Omnicom Group, Inc.	713	52,812
Paychex, Inc.	1,126	67,515
PepsiCo, Inc.	592	65,967
Pfizer, Inc.	2,012	71,828
PG&E Corp.	520	35,407
Pinnacle West Capital Corp.	824	69,677
Portland General Electric Co.	1,520	69,373
PPL Corp.	979	37,153
Procter & Gamble Co.	751	68,326

Common Stocks	Shares	Value
United States (continued)
Regal Entertainment Group, Class A	1,075	$17,200
Republic Services, Inc.	720	47,563
Six Flags Entertainment Corp.	1,218	74,225
Sysco Corp.	1,191	64,254
Target Corp.	283	16,700
United Technologies Corp.	177	20,546
Validus Holdings Ltd.	381	18,749
Verizon Communications, Inc.	800	39,592
Wal-Mart Stores, Inc.	881	68,841
Waste Management, Inc.	890	69,660
WEC Energy Group, Inc.	1,046	65,668
Westar Energy, Inc.	1,234	61,206
Xcel Energy, Inc.	1,468	69,466

		3,149,685
Total Common Stocks — 11.4%		3,210,035

Asset-Backed Securities	Par (000)
Academic Loan Funding Trust, Series 2012-1A, Class A1, (1 mo. LIBOR US + 0.80%), 2.04%, 12/27/22 (a)(b)	$12	12,100
AmeriCredit Automobile Receivables Trust, Class D:
Series 2014-4, 3.07%, 11/09/20	100	101,170
Series 2017-3, 3.18%, 7/18/23	150	149,883
AVANT Loans Funding Trust, Series 2016-B, Class B, 7.80%, 9/15/20 (b)	112	113,872
Bayview Opportunity Master Fund IVb Trust, Series 2016-RN4, Class A1, 3.47%, 10/28/31 (b)	36	36,321
Drive Auto Receivables Trust:
Series 2015-BA, Class C, 2.76%, 7/15/21 (b)	58	57,950
Series 2016-BA, Class B, 2.56%, 6/15/20 (b)	85	85,407
Series 2016-BA, Class C, 2.61%, 8/16/21 (b)	200	200,759
Series 2016-BA, Class C, 3.19%, 7/15/22 (b)	250	252,537
Series 2016-CA, Class B, 2.37%, 11/16/20 (b)	100	100,388
Series 2016-CA, Class C, 3.02%, 11/15/21 (b)	100	101,242
Series 2017-1, Class B, 2.36%, 3/15/21	110	110,191

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Asset-Backed Securities	Par (000)	Value
Drive Auto Receivables Trust (continued):
Series 2017-1, Class C, 2.84%, 4/15/22	$150	$150,974
Series 2017-1, Class D, 3.84%, 3/15/23	150	151,835
Series 2017-2, Class B, 2.25%, 6/15/21	40	40,027
Series 2017-2, Class C, 2.75%, 9/15/23	110	109,843
Series 2017-AA, Class C, 2.98%, 1/18/22 (b)	90	90,956
Exeter Automobile Receivables Trust (b):
Series 2015-1A, Class C, 4.10%, 12/15/20	40	40,703
Series 2017-2A, Class A, 2.11%, 6/15/21	77	77,454
Marlette Funding Trust, Class A (b):
Series 2017-1A, 2.83%, 3/15/24	69	68,995
Series 2017-2A, 2.39%, 7/15/24	86	86,326
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, (1 mo. LIBOR US + 0.31%), 1.55%, 11/27/28	3	2,805
Series 2006-1, Class A4, (1 mo. LIBOR US + 0.25%), 1.49%, 3/27/28	65	64,043
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 1.45%, 11/25/27	59	58,688
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	50	49,515
OneMain Financial Issuance Trust, Class A (b):
Series 2015-1A, 3.19%, 3/18/26	100	100,978
Series 2015-2A, 2.57%, 7/18/25	66	66,425
Series 2016-2A, 4.10%, 3/20/28	150	152,605
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, (1 mo. LIBOR US + 0.95%), 2.18%, 2/25/35 (a)	13	12,543
Residential Asset Mortgage Trust, Series 2005-EFC4, (1 mo. LIBOR US + 0.44%), 1.68%, 9/25/35 (a)	37	37,407

Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust:
Series 2013-3, Class C, 1.81%, 4/15/19	$—	(c)	$262
Series 2013-3, Class D, 2.42%, 4/15/19	100		100,214
Series 2013-4, Class C, 3.25%, 1/15/20	7		6,698
Series 2014-1, Class C, 2.36%, 4/15/20	27		27,279
Series 2014-1, Class D, 2.91%, 4/15/20	100		100,758
Series 2014-3, Class D, 2.65%, 8/17/20	100		100,734
Series 2014-4, Class D, 3.10%, 11/16/20	100		101,462
Series 2014-5, Class C, 2.46%, 6/15/20	89		89,785
Series 2015-1, Class D, 3.24%, 4/15/21	150		152,132
Series 2015-2, Class D, 3.02%, 4/15/21	150		152,349
Series 2016-1, Class C, 3.09%, 4/15/22	110		111,245
Series 2017-1, Class B, 2.10%, 6/15/21	100		100,005
Series 2017-2, Class B, 2.21%, 10/15/21	120		120,186
Series 2017-2, Class C, 2.79%, 8/15/22	120		120,332
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 2/15/29 (b)	91		92,226
SoFi Consumer Loan Program LLC, Class A (b):
Series 2016-2A, 3.09%, 10/27/25	57		57,433
Series 2016-3, 3.05%, 12/26/25	64		64,180
Series 2017-3, 2.77%, 5/25/26	86		86,256
SoFi Consumer Loan Program Trust, Series 2015-1, Class A, 3.28%, 9/15/23 (b)	66		67,034
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (b)	100		100,698
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (b)	100		99,194
Sunset Mortgage Loan Co. LLC, Series 2016-NPL1, Class A, 3.84%, 7/16/47 (b)(d)	64		64,427

2	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Asset-Backed Securities	Par (000)	Value
US Residential Opportunity Fund III Trust, Class A (b):
Series 2016-2III, 3.47%, 8/27/36	$88	$87,871
Series 2016-3III, 3.60%, 10/27/36	108	107,465
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 2/25/47 (b)	127	127,838
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.25%, 5/25/47 (b)	129	129,301
VOLT LV LLC, Series 2017-NPL2, Class A1, 3.50%, 3/25/47 (b)	91	91,132
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.38%, 4/25/47 (b)	112	113,073
VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.38%, 5/28/47 (b)	97	97,281
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (b)	55	55,475
Total Asset-Backed Securities — 19.2%		5,408,267

Corporate Bonds
Bermuda — 0.1%
Aircastle Ltd., 5.13%, 3/15/21	35	37,275
Canada — 0.7%
Burger King / New Red Finance, Inc., 4.63%, 1/15/22 (b)	35	35,919
Kinross Gold Corp., 5.95%, 3/15/24	50	55,550
Teck Resources Ltd., 6.25%, 7/15/41	25	28,233
TransCanada PipeLines Ltd.:
3.13%, 1/15/19	30	30,451
3.80%, 10/01/20	50	52,271

		202,424
Cayman Islands — 0.7%
Park Aerospace Holdings Ltd., 5.50%, 2/15/24 (b)	85	89,250
Seagate HDD Cayman, 4.25%, 3/01/22 (b)	40	39,776
Transocean, Inc.:
5.80%, 10/15/22	25	24,563
9.00%, 7/15/23 (b)	50	53,875

		207,464
Ireland — 0.2%
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	50	49,901

Corporate Bonds	Par (000)	Value
Japan — 0.1%
ORIX Corp., 2.90%, 7/18/22	$25	$25,095
Switzerland — 0.3%
Credit Suisse AG, New York, 5.40%, 1/14/20	75	80,201
United Kingdom — 1.3%
BP Capital Markets PLC, 2.52%, 9/19/22	35	35,034
HSBC Holdings PLC, 4.00%, 3/30/22	50	52,851
International Game Technology PLC, 6.50%, 2/15/25 (b)	200	224,750
Trinity Acquisition PLC, 3.50%, 9/15/21	50	51,054

		363,689
United States — 36.9%
Abbott Laboratories:
2.90%, 11/30/21	50	50,917
3.40%, 11/30/23	100	103,115
AbbVie, Inc., 2.30%, 5/14/21	25	24,959
AECOM, 5.13%, 3/15/27	50	51,687
AES Corp.:
7.38%, 7/01/21	65	74,269
5.50%, 3/15/24	50	52,062
Aflac, Inc., 4.00%, 2/15/22	50	53,231
Aleris International, Inc., 7.88%, 11/01/20	13	13,000
Alliance One International, Inc., 9.88%, 7/15/21	25	22,000
Allison Transmission, Inc., 5.00%, 10/01/24 (b)	50	51,892
Allstate Corp., 3.28%, 12/15/26	25	25,453
Ally Financial, Inc., 5.13%, 9/30/24	25	27,075
Altria Group, Inc., 4.00%, 1/31/24	50	53,108
American Airlines Group, Inc., 4.63%, 3/01/20 (b)	10	10,288
American Express Co., 2.50%, 8/01/22	50	49,943
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)	30	31,284
American Tower Corp.:
3.30%, 2/15/21	50	51,234
3.50%, 1/31/23	25	25,861
3.55%, 7/15/27	80	79,486
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24	45	47,419
5.50%, 5/20/25	50	51,375
Analog Devices, Inc., 2.50%, 12/05/21	25	25,052
Andeavor, 5.13%, 12/15/26 (b)	50	54,867
Apple, Inc., 3.35%, 2/09/27	65	66,923

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
United States (continued)
Applied Materials, Inc., 3.30%, 4/01/27	$30	$30,556
Ashland, Inc., 4.75%, 8/15/22	35	36,969
AT&T, Inc.:
5.88%, 10/01/19	50	53,721
2.80%, 2/17/21	50	50,595
3.20%, 3/01/22	40	40,794
3.00%, 6/30/22	50	50,487
2.85%, 2/14/23	30	29,812
3.40%, 8/14/24	45	45,070
Avon International Operations, Inc., 7.88%, 8/15/22 (b)	50	51,875
Ball Corp., 4.00%, 11/15/23	15	15,338
Bank of America Corp.:
7.63%, 6/01/19	50	54,565
5.00%, 5/13/21	50	54,405
(3 mo. LIBOR US + 1.02%), 2.88%, 4/24/23 (e)	50	50,217
(3 mo. LIBOR US + 1.58%), 3.82%, 1/20/28 (e)	50	51,410
BAT Capital Corp., 2.76%, 8/15/22 (b)	75	75,421
Becton Dickinson & Co., 2.89%, 6/06/22	30	30,098
Berkshire Hathaway Energy Co., 2.40%, 2/01/20	50	50,463
Big River Steel LLC/BRS Finance Corp., 7.25%, 9/01/25 (b)	25	26,525
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)	15	15,356
Boston Scientific Corp.:
2.85%, 5/15/20	50	50,834
3.38%, 5/15/22	50	51,302
Broadcom Corp./Broadcom Cayman Finance Ltd. (b):
2.38%, 1/15/20	75	75,414
3.00%, 1/15/22	75	76,251
3.63%, 1/15/24	40	41,095
Building Materials Corp. of America, 5.38%, 11/15/24 (b)	35	37,198
BWAY Holding Co., 5.50%, 4/15/24 (b)	25	26,125
CA, Inc., 3.60%, 8/15/22	25	25,625
Capital One Financial Corp., 2.50%, 5/12/20	35	35,163
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	25	26,163
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	50	55,688
Celgene Corp., 2.25%, 8/15/21	100	99,505
Centene Corp., 5.63%, 2/15/21	30	31,206
CenturyLink, Inc., Series S, 6.45%, 6/15/21	50	52,026

Corporate Bonds	Par (000)	Value
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	$50	$51,329
4.91%, 7/23/25	100	106,902
3.75%, 2/15/28 (b)	50	48,927
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	40	39,300
CIT Group, Inc., 3.88%, 2/19/19	35	35,656
Citigroup, Inc.:
2.05%, 6/07/19	50	50,039
2.45%, 1/10/20	35	35,278
4.50%, 1/14/22	50	53,787
2.75%, 4/25/22	100	100,481
(3 mo. LIBOR US + 0.95%), 2.88%, 7/24/23 (e)	100	100,127
Clearwater Paper Corp., 5.38%, 2/01/25 (b)	35	34,825
Cliffs Natural Resources, Inc., 5.75%, 3/01/25 (b)	25	24,000
CNA Financial Corp., 3.45%, 8/15/27	35	34,621
CNO Financial Group, Inc., 4.50%, 5/30/20	10	10,363
Coach, Inc., 3.00%, 7/15/22	50	49,941
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 4/15/23 (b)	15	14,363
Crown Castle International Corp., 3.20%, 9/01/24	30	29,858
CSC Holdings LLC, 5.25%, 6/01/24	50	50,562
Darden Restaurants, Inc., 3.85%, 5/01/27	35	35,592
Digital Realty Trust, Inc., 3.40%, 10/01/20	50	51,561
DISH DBS Corp.:
5.88%, 11/15/24	25	26,203
7.75%, 7/01/26	100	114,817
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)	50	47,875
Dominion Resources, Inc., Series B, 2.75%, 1/15/22	50	50,465
Dow Chemical Co., 8.55%, 5/15/19	50	55,210
Duke Energy Corp., 3.05%, 8/15/22	50	50,948
DuPont Fabros Technology LP, 5.63%, 6/15/23	10	10,647
DXC Technology Co., 4.75%, 4/15/27	50	53,481
Eagle Materials, Inc., 4.50%, 8/01/26	50	52,125

4	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
United States (continued)
eBay, Inc., 2.75%, 1/30/23	$50	$49,843
Everi Payments, Inc., 10.00%, 1/15/22	20	21,700
Exelon Generation Co. LLC, 4.00%, 10/01/20	25	26,130
Expedia, Inc., 4.50%, 8/15/24	25	26,374
Ford Motor Credit Co. LLC, (3 mo. LIBOR US + 1.00%), 2.30%, 1/09/20 (a)	200	201,663
Fortive Corp., 1.80%, 6/15/19	30	29,972
Freeport-McMoRan, Inc.:
3.55%, 3/01/22	50	49,234
3.88%, 3/15/23	50	49,250
FS Investment Corp., 4.75%, 5/15/22	25	25,963
General Dynamics Corp., 2.38%, 11/15/24	50	49,152
General Motors Co., 4.00%, 4/01/25	50	50,795
General Motors Financial Co., Inc.:
2.40%, 5/09/19	35	35,154
3.50%, 7/10/19	35	35,847
(3 mo. LIBOR US + 0.93%), 2.23%, 4/13/20 (a)	100	100,525
4.20%, 3/01/21	50	52,409
3.45%, 4/10/22	50	50,822
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	35	36,969
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22 (b)	100	114,000
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	50	50,634
(3 mo. LIBOR US + 0.80%), 2.12%, 12/13/19 (a)	100	100,767
5.25%, 7/27/21	50	54,941
3.75%, 5/22/25	75	77,110
3.27%, 9/29/25 (f)	25	25,033
3.75%, 2/25/26	75	76,780
3.50%, 11/16/26	35	35,095
HCA, Inc.:
3.75%, 3/15/19	35	35,744
5.00%, 3/15/24	50	53,250
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	75	75,750
Hill-Rom Holdings, Inc., 5.00%, 2/15/25 (b)	50	51,750
Howard Hughes Corp., 5.38%, 3/15/25 (b)	25	25,500
HSBC USA, Inc., 3.50%, 6/23/24	100	103,037
HUB International Ltd., 7.88%, 10/01/21 (b)	25	26,031
Hughes Satellite Systems Corp.:
5.25%, 8/01/26	35	36,400

Corporate Bonds	Par (000)	Value
United States (continued)
Hughes Satellite Systems Corp. (continued):
6.63%, 8/01/26	$55	$58,850
Infor US, Inc., 6.50%, 5/15/22	30	31,106
Intercontinental Exchange, Inc., 3.75%, 12/01/25	25	26,103
JBS USA LLC/JBS USA Finance, Inc., 5.88%, 7/15/24 (b)	35	35,087
Jefferies Group LLC, 4.85%, 1/15/27	50	52,482
JPMorgan Chase & Co.:
2.55%, 3/01/21	50	50,500
4.63%, 5/10/21	50	53,991
2.40%, 6/07/21	50	50,170
2.97%, 1/15/23	100	101,553
3.88%, 9/10/24	25	26,032
3.13%, 1/23/25	50	50,366
(3 mo. LIBOR US + 1.16%), 3.22%, 3/01/25 (e)	50	50,804
3.30%, 4/01/26	50	50,148
Juniper Networks, Inc., 3.30%, 6/15/20	50	51,259
Kinder Morgan, Inc., 3.05%, 12/01/19	25	25,452
L3 Technologies, Inc.:
5.20%, 10/15/19	50	53,138
3.95%, 5/28/24	18	18,800
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	50	50,218
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (b)	100	105,000
Landry’s, Inc., 6.75%, 10/15/24 (b)	50	50,562
Lear Corp., 3.80%, 9/15/27	25	24,905
Lockheed Martin Corp., 3.55%, 1/15/26	50	51,607
Louisiana-Pacific Corp., 4.88%, 9/15/24	25	25,759
Marathon Petroleum Corp., 2.70%, 12/14/18	50	50,344
MasterCard, Inc., 2.95%, 11/21/26	80	79,995
McDonald’s Corp., 3.38%, 5/26/25	50	51,321
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 8/15/23 (b)	25	26,937
Monsanto Co., 2.20%, 7/15/22	50	48,928
Morgan Stanley:
2.65%, 1/27/20	50	50,573
2.63%, 11/17/21	50	50,178
2.75%, 5/19/22	50	50,277
4.88%, 11/01/22	25	27,094

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
United States (continued)
Morgan Stanley (continued):
3.70%, 10/23/24	$25	$25,899
3.88%, 1/27/26	50	51,910
3.13%, 7/27/26	90	88,278
Motorola Solutions, Inc., 4.00%, 9/01/24	54	55,145
National Fuel Gas Co., 3.95%, 9/15/27	40	39,535
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 6/01/22	50	51,375
Navient Corp.:
5.00%, 10/26/20	15	15,431
6.63%, 7/26/21	25	26,750
6.13%, 3/25/24	50	51,550
NVIDIA Corp., 3.20%, 9/16/26	50	49,740
Olin Corp., 5.13%, 9/15/27	50	52,250
ONEOK, Inc., 7.50%, 9/01/23	50	59,839
OPE KAG Finance Sub, Inc., 7.88%, 7/31/23 (b)	15	15,413
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25 (b)	100	102,250
Philip Morris International, Inc., 3.25%, 11/10/24	25	25,483
Plantronics, Inc., 5.50%, 5/31/23 (b)	50	51,875
PolyOne Corp., 5.25%, 3/15/23	35	37,100
Post Holdings, Inc., 5.50%, 3/01/25 (b)	45	46,687
Priceline Group, Inc., 3.60%, 6/01/26	50	50,837
Progress Energy, Inc., 4.88%, 12/01/19	50	52,925
PSEG Power LLC, 3.00%, 6/15/21	100	101,829
Quicken Loans, Inc., 5.75%, 5/01/25 (b)	15	15,750
Radian Group, Inc., 5.25%, 6/15/20	44	45,980
Reynolds American, Inc., 2.30%, 6/12/18	50	50,220
Rowan Cos., Inc., 7.38%, 6/15/25	50	48,875
RSI Home Products, Inc., 6.50%, 3/15/23 (b)	15	15,750
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24	100	111,247
5.63%, 3/01/25	50	55,157
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	25,625
Scientific Games International, Inc., 10.00%, 12/01/22	15	16,612
ServiceMaster Co. LLC, 5.13%, 11/15/24 (b)	25	25,687

Corporate Bonds	Par (000)	Value
United States (continued)
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 4/01/25 (b)	$25	$25,812
Sirius XM Radio, Inc. (b):
5.38%, 4/15/25	35	36,925
5.38%, 7/15/26	50	52,625
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,763
Sprint Corp., 7.88%, 9/15/23	25	29,000
Stryker Corp., 4.38%, 1/15/20	50	52,676
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	50	50,250
Summit Materials LLC, 6.13%, 7/15/23	10	10,550
Synchrony Financial, 2.60%, 1/15/19	25	25,160
T-Mobile USA, Inc.:
6.63%, 4/01/23	50	52,626
6.38%, 3/01/25	50	53,835
Talen Energy Supply LLC:
4.63%, 7/15/19 (b)	7	6,913
6.50%, 6/01/25	15	11,438
TD Ameritrade Holding Corp., 3.30%, 4/01/27	25	25,157
Tech Data Corp., 3.70%, 2/15/22	30	30,252
Teleflex, Inc., 4.88%, 6/01/26	25	25,937
Time Warner Cable, Inc., 4.00%, 9/01/21	20	20,722
TPC Group, Inc., 8.75%, 12/15/20 (b)	25	24,250
United Continental Holdings, Inc., 5.00%, 2/01/24	100	102,125
United States Steel Corp., 8.38%, 7/01/21 (b)	25	27,625
UnitedHealth Group, Inc., 3.10%, 3/15/26	50	50,585
Univision Communications, Inc., 5.13%, 2/15/25 (b)	15	15,131
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (b)	15	14,981
Vector Group Ltd., 6.13%, 2/01/25 (b)	35	36,225
VeriSign, Inc., 4.63%, 5/01/23	35	36,137
Verizon Communications, Inc.:
3.38%, 2/15/25 (b)	53	53,184
4.13%, 3/16/27	50	52,171
Visa, Inc.:
3.15%, 12/14/25	40	40,980
2.75%, 9/15/27	25	24,568
VMware, Inc., 2.95%, 8/21/22	40	40,239
Vulcan Materials Co., 7.50%, 6/15/21	15	17,535

6	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
United States (continued)
Wells Fargo & Co.:
3.00%, 1/22/21	$50	$51,136
2.10%, 7/26/21	100	99,156
Western Digital Corp., 10.50%, 4/01/24	45	52,875
Williams Partners LP:
4.30%, 3/04/24	50	52,746
3.75%, 6/15/27	50	49,928
WMG Acquisition Corp., 5.00%, 8/01/23 (b)	25	25,812
WPX Energy, Inc., 7.50%, 8/01/20	11	11,963
Wyndham Worldwide Corp., 2.50%, 3/01/18	50	50,094
Xerox Corp., 3.63%, 3/15/23	50	49,581
XPO Logistics, Inc., 6.50%, 6/15/22 (b)	10	10,500
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25	30	32,329

		10,397,719
Total Corporate Bonds — 40.3%		11,363,768

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.4%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (f)	90	90,321
Commercial Mortgage Trust, Series 2008-LS1, Class A4B, 6.27%, 12/10/49 (f)	5	4,526
Total Non-Agency Mortgage-Backed Securities — 0.4%		94,847

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 8.0%
Fannie Mae Connecticut Avenue Securities:
Series 2017-C06, Class 1M1, 1.99%, 2/25/30 (f)	58	57,889
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.09%, 11/25/29 (a)	97	97,523
Series 2014-C02, Class 2M1, (1 mo. LIBOR US + 0.95%), 2.19%, 5/25/24 (a)	7	7,381
Series 2014-C03, Class 2M1., (1 mo. LIBOR US + 1.20%), 2.44%, 7/25/24 (a)	2	1,497

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued):
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 2.54%, 7/25/29 (a)	$96	$96,734
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 2.59%, 1/25/29 (a)	68	67,939
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 2.69%, 1/25/29 (a)	129	130,583
Series 2015-C04, Class 2M1, (1 mo. LIBOR US + 1.70%), 2.94%, 4/25/28 (a)	2	1,796
Series 2016-C03, Class 2M1, (1 mo. LIBOR US + 2.20%), 3.44%, 10/25/28 (a)	59	59,754
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 3.84%, 5/25/24 (a)	100	103,525
Series 2017-C06, Class 1M2, 3.89%, 2/25/30 (f)	100	100,818
Series 2017-C06, Class 2M2, 4.04%, 2/25/30 (f)	100	101,100
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.14%, 7/25/24 (a)	150	156,656
Series 2015-C02, Class 1M2, (1 mo. LIBOR US + 4.00%), 5.24%, 5/25/25 (a)	84	89,755
Series 2015-C02, Class 2M2, (1 mo. LIBOR US + 4.00%), 5.24%, 5/25/25 (a)	86	90,623
Series 2015-C01, Class 1M2, (1 mo. LIBOR US + 4.30%), 5.54%, 2/25/25 (a)	81	86,998
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 5.69%, 1/25/29 (a)	150	164,366
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 6.24%, 11/25/24 (a)	105	117,639
Series 2015-C03, Class 1M2, (1 mo. LIBOR US + 5.00%), 6.24%, 7/25/25 (a)	91	100,563
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 6.94%, 4/25/28 (a)	100	112,520
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 3.73%, 3/25/30 (f)(g)	250	250,752

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued):
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 5.39%, 1/25/25 (a)	$250	$268,675

		2,265,086
Mortgage-Backed Securities — 34.8%
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/01/47 (h)	271	272,140
3.50%, 11/01/45 - 8/01/47	1,225	1,264,714
4.00%, 10/01/32 - 10/01/47 (h)	1,044	1,097,053
4.50%, 10/01/32 - 10/01/47 (h)	1,603	1,717,641
5.00%, 2/01/41 - 10/01/47 (h)	947	1,032,993
5.50%, 10/01/47 (h)	300	331,947
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/47 (h)	360	361,308
3.50%, 10/01/32 - 10/01/47 (h)	762	789,371
4.00%, 10/01/32 - 10/01/47 (h)	540	569,346
4.50%, 5/01/42 - 10/01/47 (h)	135	144,343
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/20/46 - 10/01/47 (g)(h)	878	915,020
4.00%, 11/20/46 - 10/01/47 (h)	654	688,342
4.50%, 10/01/47 (h)	400	427,400
5.00%, 10/01/47 (h)	175	187,524

		9,799,142
Total U.S. Government Sponsored Agency Securities — 42.8%		12,064,228
Total Long-Term Investments (Cost — $31,661,504) — 114.1%		32,141,145

Short-Term Securities — 3.6%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (i)(j)	1,020,368	$1,020,368
Total Short-Term Securities (Cost — $1,020,368) — 3.6%		1,020,368
Total Investments Before TBA Sale Commitments (Cost — $32,681,872) — 117.7%		33,161,513

TBA Sale Commitments (h)	Par (000)
Mortgage-Backed Securities — (2.6%)
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/01/32 - 10/01/47	$259	(268,999)
4.00%, 10/01/47	25	(26,322)
4.50%, 10/01/47	50	(53,672)
5.00%, 10/01/47	100	(109,078)
Freddie Mac Mortgage-Backed Securities:
4.50%, 10/01/32	25	(25,527)
3.00%, 10/01/47	50	(50,182)
Ginnie Mae Mortgage-Backed Securities, 3.00%, 10/01/47	185	(187,573)

		(721,353)
Total TBA Sale Commitments (Proceeds — $723,175) — (2.6)%		(721,353)
Total Investments, Net of TBA Sale Commitments (Cost — $31,958,697) — 115.1%		32,440,160
Liabilities in Excess of Other Assets — (15.1)%		(4,258,603)

Net Assets — 100.0%		$28,181,557

8	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Amount is less than $500.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	When-issued security.

(h)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$1,141,884	$(4,537)
Barclays Capital, Inc.	$(25,527)	—
BNY Capital Markets, Inc.	$(50,182)	$313
Citigroup Global Markets, Inc.	$(53,672)	$23
Credit Suisse Securities (USA) LLC	$1,188,471	$(1,853)
Goldman Sachs & Co.	$428,292	$(1,630)
Jefferies & Co.	$(26,322)	$50
J.P. Morgan Securities LLC	$1,215,845	$(1,226)
Mizuho Securities USA, Inc.	$25,828	$(12)
Morgan Stanley & Co. LLC	$480,526	$820
Nomura Securities International, Inc.	$285,924	$(138)
Wells Fargo Securities LLC	$71,597	$(250)

(i)	Annualized 7-day yield as of period end.
(j)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	406,999	613,369	1,020,368	$1,020,368	$2,367	—	—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations
EUR	Euro
OTC	Over-the-Counter
PLN	Polish Zloty
USD	U.S. Dollar

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	5	December 2017	$498	$(2,270)
10-Year U.S. Treasury Note	13	December 2017	$1,629	(19,635)
5-Year U.S. Treasury Note	9	December 2017	$1,058	(7,256)
Euro OAT	3	December 2017	$550	(2,946)
Long U.S. Treasury Bond	3	December 2017	$458	(7,237)
Ultra Long U.S. Treasury Bond	2	December 2017	$330	(6,035)

				(45,379)

Short Contracts
10-Year Canadian Bond	(6)	December 2017	$651	10,690
10-Year U.S. Ultra Long Treasury Note	(6)	December 2017	$806	9,688
2-Year U.S. Treasury Note	(11)	December 2017	$2,373	5,484
Euro Bund	(2)	December 2017	$381	152
UK Long Gilt Bond	(1)	December 2017	$166	173

				26,187
Total				$(19,192)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,810	PLN	10,000	Morgan Stanley & Co. International PLC	12/15/17	$69

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	B+	USD	618	$48,401	$45,860	$2,541

[1]    Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]    The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR	Semi-annual	-0.16%	Annual	12/07/17[1]	12/07/19	EUR	1,150	$(1,122)	$20	$(1,142)
6-Month GBP LIBOR	Semi-annual	0.67%	Semi-annual	12/07/17[1]	12/07/19	GBP	1,010	(5,569)	19	(5,588)
6-Month GBP LIBOR	Semi-annual	0.68%	Semi-annual	12/07/17[1]	12/07/19	GBP	1,040	(5,375)	20	(5,395)

10	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
-0.13%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/19	EUR	3,420	$736	$91	$645
3-Month LIBOR	Quarterly	1.70%	Semi-annual	12/07/17[1]	12/07/19	USD	4,040	(7,051)	58	(7,109)
0.87%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/19	GBP	1,010	258	(212)	470
6-Month GBP LIBOR	Semi-annual	0.89%	Semi-annual	12/07/17[1]	12/07/19	GBP	1,000	529	19	510
0.16%	Annual	6-Month EURIBOR	Semi-annual	N/A	9/07/22	EUR	447	2,013	9	2,004
6-Month EURIBOR	Semi-annual	0.16%	Annual	N/A	9/07/22	EUR	447	(1,988)	(1,663)	(325)
0.21%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	460	2,179	9	2,170
6-Month GBP LIBOR	Semi-annual	0.81%	Semi-annual	12/07/17[1]	12/07/22	GBP	430	(9,209)	10	(9,219)
0.19%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	460	2,902	10	2,892
0.20%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	925	5,286	19	5,267
0.89%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/22	GBP	410	6,768	9	6,759
0.92%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/22	GBP	420	5,971	10	5,961
6-Month LIBOR	Semi-annual	1.11%	Semi-annual	12/07/17[1]	12/07/22	GBP	410	(848)	10	(858)
0.27%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	455	483	9	474
6-Month GBP LIBOR	Semi-annual	1.09%	Semi-annual	12/07/17[1]	12/07/22	GBP	410	(1,291)	10	(1,301)
6-Month EURIBOR	Semi-annual	0.27%	Annual	12/07/17[1]	12/07/22	EUR	1,380	(1,507)	(202)	(1,305)
1.93%	Semi-annual	3-Month LIBOR	Quarterly	12/07/17[1]	12/07/22	USD	5,030	25,306	87	25,219
6-Month GBP LIBOR	Semi-annual	1.13%	Semi-annual	12/07/17[1]	12/07/22	GBP	410	(380)	226	(606)
1.15%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/22	GBP	410	(292)	10	(302)
6-Month EURIBOR	Semi-annual	0.26%	Annual	12/07/17[1]	12/07/22	EUR	457	(865)	9	(874)
0.29%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	274	56	6	50
0.31%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/22	EUR	206	(251)	4	(255)
0.11%	Semi-annual	6-Month LIBOR	Semi-annual	12/07/17[1]	12/07/22	JPY	61,661	(10)	9	(19)
6.75%	Monthly	MXN 28D TIIE	Monthly	3/21/18[1]	3/15/23	MXN	5,290	(173)	5	(178)
3-Month JIBAR	Quarterly	7.13%	Quarterly	3/21/18[1]	3/21/23	ZAR	1,220	(785)	2	(787)
6-Month WIBOR	Semi-annual	2.32%	Annual	3/21/18[1]	3/21/23	PLN	360	1,164	2	1,162
6-Month EURIBOR	Semi-annual	0.26%	Annual	3/21/18[1]	3/21/23	EUR	520	(3,309)	(1,022)	(2,287)
6-Month GBP LIBOR	Semi-annual	0.94%	Semi-annual	3/21/18[1]	3/21/23	GBP	110	(1,824)	1	(1,825)
3-Month BA	Semi-annual	2.19%	Semi-annual	3/21/18[1]	3/21/23	CAD	430	(372)	6	(378)
3-Month JIBAR	Quarterly	7.11%	Quarterly	3/21/18[1]	3/21/23	ZAR	1,500	(1,055)	2	(1,057)
1.67%	Quarterly	3-Month HIBOR	Quarterly	3/21/18[1]	3/21/23	HKD	1,690	2,120	3	2,117
2.05%	Semi-annual	3-Month LIBOR	Quarterly	3/21/18[1]	3/21/23	USD	130	252	2	250
6-Month GBP LIBOR	Semi-annual	1.16%	Semi-annual	3/21/18[1]	3/21/23	GBP	60	(112)	1	(113)
6-Month EURIBOR	Semi-annual	0.33%	Annual	3/21/18[1]	3/21/23	EUR	110	(263)	2	(265)
2.00%	Semi-annual	3-Month LIBOR	Quarterly	3/21/18[1]	3/21/23	USD	120	489	2	487
6-Month JPY LIBOR	Semi-annual	0.10%	Semi-annual	3/22/18[1]	3/22/23	JPY	19,000	(206)	3	(209)
3-Month LIBOR	Quarterly	2.18%	Semi-annual	12/07/17[1]	12/07/27	USD	300	(3,219)	6	(3,225)
1.19%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	330	10,919	9	10,910
1.16%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	220	7,977	6	7,971
6-Month EURIBOR	Semi-annual	0.82%	Annual	12/07/17[1]	12/07/27	EUR	240	(3,459)	6	(3,465)
6-Month EURIBOR	Semi-annual	0.83%	Annual	12/07/17[1]	12/07/27	EUR	230	(3,049)	5	(3,054)
1.40%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	430	2,502	12	2,490
6-Month EURIBOR	Semi-annual	0.92%	Annual	12/07/17[1]	12/07/27	EUR	465	(1,258)	11	(1,269)
1.38%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/27	GBP	420	3,296	11	3,285
6-Month EURIBOR	Semi-annual	0.93%	Annual	12/07/17[1]	12/07/27	EUR	1,690	(3,596)	315	(3,911)
3-Month LIBOR	Quarterly	2.21%	Semi-annual	12/07/17[1]	12/07/27	USD	2,410	(20,184)	48	(20,232)
6-Month GBP LIBOR	Semi-annual	1.43%	Semi-annual	12/07/17[1]	12/07/27	GBP	100	(265)	143	(408)
0.26%	Semi-annual	6-Month JPY LIBOR	Semi-annual	12/07/17[1]	12/07/27	JPY	60,000	2,023	11	2,012
0.90%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/27	EUR	233	1,362	6	1,356
6-Month EURIBOR	Semi-annual	0.94%	Annual	12/07/17[1]	12/07/27	EUR	240	(92)	6	(98)
6-Month JPY LIBOR	Semi-annual	0.30%	Semi-annual	12/07/17[1]	12/07/27	JPY	30,997	48	6	42

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month GBP LIBOR	Semi-annual	1.43%	Semi-annual	12/07/17[1]	12/07/27	GBP	210	$(516)	$6	$(522)
2.45%	Semi-annual	3-Month LIBOR	Quarterly	12/07/17[1]	12/07/47	USD	120	2,124	4	2,120
6-Month GBP LIBOR	Semi-annual	1.45%	Semi-annual	12/07/17[1]	12/07/47	GBP	130	(8,964)	5	(8,969)
6-Month GBP LIBOR	Semi-annual	1.63%	Semi-annual	12/07/17[1]	12/07/47	GBP	80	(629)	3	(632)
1.59%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/47	EUR	95	537	3	534
6-Month GBP LIBOR	Semi-annual	1.61%	Semi-annual	12/07/17[1]	12/07/47	GBP	80	(1,112)	3	(1,115)
1.59%	Annual	6-Month EURIBOR	Semi-annual	12/07/17[1]	12/07/47	EUR	680	2,849	(397)	3,246
2.47%	Semi-annual	3-Month LIBOR	Quarterly	12/07/17[1]	12/07/47	USD	270	4,006	8	3,998
1.67%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/47	GBP	40	(110)	(118)	8
6-Month JPY LIBOR	Semi-annual	0.88%	Semi-annual	12/07/17[1]	12/07/47	JPY	23,000	(2,920)	6	(2,926)
1.64%	Semi-annual	6-Month GBP LIBOR	Semi-annual	12/07/17[1]	12/07/47	GBP	80	458	3	455
Total								$1,383	$(2,258)	$3,641

[1] Forward swap.

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.81%	Semi-annual	6-Month SIBOR	Semi-annual	Deutsche Bank AG	3/21/18[1]	3/21/23	SGD	100	$619	$—	$619
1.81%	Semi-annual	6-Month SIBOR	Semi-annual	Deutsche Bank AG	3/21/18[1]	3/21/23	SGD	80	495	—	495
1.79%	Semi-annual	6-Month SIBOR	Semi-annual	Bank of America N.A.	3/21/18[1]	3/21/23	SGD	200	1,358	—	1,358
1.72%	Semi-annual	6-Month SIBOR	Semi-annual	Bank of America N.A.	3/21/18[1]	3/21/23	SGD	200	1,847	—	1,847
3-Month KRW CDC	Quarterly	1.83%	Quarterly	Bank of America N.A.	3/21/18[1]	3/21/23	KRW	130,320	(870)	—	(870)
3-Month KRW CDC	Quarterly	1.82%	Quarterly	Deutsche Bank AG	3/21/18[1]	3/21/23	KRW	169,700	(1,200)	—	(1,200)
Total									$2,249	$—	$2,249

[1] Forward swap.

12	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

OTC Total Return Swaps1

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities	Morgan Stanley & Co. International PLC	5/29/19	$375,569	$58,442	[2]	$435,031
Long/Short:	Bank of America N.A.	1/19/18	18,387	327,166	[3]	386,735
	Morgan Stanley & Co. International PLC	2/07/19	175,663	48,810	[4]	228,882
	Bank of America N.A.	1/19/18	(152,355)	407,197	[5]	235,020
Total			$417,264	$841,615		$1,285,668

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 1,361 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open

[2]	Amount includes $(1,020) of net dividends and financing fees.

[3]	Amount includes $(41,182) of net dividends and financing fees.

[4]	Amount includes $(4,409) of net dividends and financing fees.

[5]	Amount includes $19,822 of net dividends and financing fees.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of September 30, 2017, expiration date 5/29/19:
	Shares	Value
Reference Entity — Long
Aerospace & Defense
Arconic, Inc.	1,652	$41,102
Raytheon Co.	332	61,945
Valeant Pharmaceuticals International, Inc.	2,037	29,190

		132,237
Air Freight & Logistics
United Parcel Service, Inc., Class B	775	93,070
Airlines
JetBlue Airways Corp.	140	2,594
Biotechnology
Amgen, Inc.	3	559
Chemicals
RPM International, Inc.	955	49,030
Commercial Services & Supplies
Republic Services, Inc.	460	30,388
Communications Equipment
Cisco Systems, Inc.	2,764	92,953
Consumer Finance
American Express Co.	166	15,016
OneMain Holdings, Inc.	298	8,401

		23,417
Electric Utilities
American Electric Power Co., Inc.	44	3,090
Duke Energy Corp.	853	71,584
Entergy Corp.	94	7,178
Exelon Corp.	275	10,359

		92,211
Energy Equipment & Services
Halliburton Co.	414	19,056
Food & Staples Retailing
CVS Health Corp.	1,209	98,316
Wal-Mart Stores, Inc.	49	3,829

		102,145
Food Products
Campbell Soup Co.	197	9,224
General Mills, Inc.	178	9,213
Hershey Co.	31	3,384

		21,821
Health Care Equipment & Supplies
Boston Scientific Corp.	434	12,660

	Shares	Value
Reference Entity — Long (continued)
Health Care Providers & Services
McKesson Corp.	80	$12,289
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	44	3,466
Household Durables
Beazer Homes USA, Inc.	210	3,935
CalAtlantic Group, Inc.	1,155	42,308
MDC Holdings, Inc.	670	22,251

		68,494
Household Products
Clorox Co.	89	11,740
Colgate-Palmolive Co.	971	70,737
Kimberly-Clark Corp.	288	33,892

		116,369
Independent Power and Renewable Electricity Producers
AES Corp.	8,022	88,403
Industrial Conglomerates
Honeywell International, Inc.	23	3,260
Insurance
Loews Corp.	673	32,210
XL Group Ltd.	488	19,251

		51,461
Media
Omnicom Group, Inc.	40	2,963
TEGNA, Inc.	5,021	66,930
Twenty-First Century Fox, Inc., Class A	14	369
Viacom, Inc., Class B	130	3,619

		73,881
Metals & Mining
Barrick Gold Corp.	3,453	55,559
Freeport-McMoRan, Inc.	1,506	21,144
Newmont Mining Corp.	984	36,910

		113,613
Multiline Retail
Macy’s, Inc.	1,550	33,821
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	925	45,186
Apache Corp.	216	9,893
Devon Energy Corp.	2,006	73,640
Williams Cos., Inc.	153	4,592

		133,311
Pharmaceuticals
Pfizer, Inc.	71	2,535

14	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long (continued)
Road & Rail
Canadian National Railway Co.	121	$10,025
Norfolk Southern Corp.	228	30,151
Union Pacific Corp.	216	25,049

		65,225
Specialty Retail
Home Depot, Inc.	606	99,117
L Brands, Inc.	634	26,381
Lowe’s Cos., Inc.	47	3,757

		129,255
Total Reference Entity — Long		1,567,524

Reference Entity — Short
Beverages
Molson Coors Brewing Co.	(477)	(38,942)
Electric Utilities
Southern Co.	(1,929)	(94,791)
Energy Equipment & Services
Transocean Ltd.	(3,655)	(39,328)
Food Products
Archer-Daniels-Midland Co.	(1,851)	(78,686)
Kellogg Co.	(1,210)	(75,468)

		(154,154)
Health Care Equipment & Supplies
Abbott Laboratories	(573)	(30,575)
Household Durables
Lennar Corp.	(623)	(32,894)
Mohawk Industries, Inc.	(235)	(58,165)

		(91,059)
Internet & Direct Marketing Retail
Expedia, Inc.	(469)	(67,508)
IT Services
Western Union Co.	(4,636)	(89,011)
Machinery
Stanley Black & Decker, Inc.	(642)	(96,923)
Media
Comcast Corp., Class A	(1,813)	(69,764)
Multi-Utilities
Dominion Resources, Inc.	(1,198)	(92,162)
Multiline Retail
Dillard’s, Inc., Class A Class A	(1,306)	(73,228)
JC Penney Co., Inc.	(1,715)	(6,534)

		(79,762)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	(17,802)	(76,549)

	Shares	Value
Reference Entity — Short (continued)
Real Estate Investment Trusts (REITs)
HCP, Inc.	(1,149)	$(31,977)
Semiconductors & Semiconductor Equipment
Intel Corp.	(911)	(34,691)
Textiles, Apparel & Luxury Goods
VF Corp.	(565)	(35,917)
Wireless Telecommunication Services
Rogers Communications, Inc.	(182)	(9,380)
Total Reference Entity — Short		(1,132,493)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$435,031

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A., as of September 30, 2017, expiration date 1/19/18:
Reference Entity — Long
Aerospace & Defense
Arconic, Inc.	2,058	51,203
Boeing Co.	392	99,650
Lockheed Martin Corp.	319	98,982
Northrop Grumman Corp.	346	99,551
Raytheon Co.	177	33,025
Valeant Pharmaceuticals International, Inc.	4,793	68,684

		451,095
Air Freight & Logistics
United Parcel Service, Inc., Class B	55	6,605
Airlines
JetBlue Airways Corp.	3,169	58,721
Southwest Airlines Co.	1,710	95,726

		154,447
Biotechnology
Amgen, Inc.	524	97,700
Chemicals
Eastman Chemical Co.	1,118	101,168
Sherwin-Williams Co.	191	68,385

		169,553
Commercial Services & Supplies
Republic Services, Inc.	1,020	67,381
Waste Management, Inc.	625	48,919

		116,300
Communications Equipment
Cisco Systems, Inc.	143	4,809
Motorola Solutions, Inc.	1,063	90,217

		95,026

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long (continued)
Consumer Finance
American Express Co.	945	$85,485
Navient Corp.	5,600	84,112
OneMain Holdings, Inc.	2,484	70,024

		239,621
Containers & Packaging
Packaging Corp. of America	824	94,496
WestRock Co.	1,667	94,569

		189,065
Diversified Telecommunication Services
Verizon Communications, Inc.	583	28,853
Electric Utilities
American Electric Power Co., Inc.	1,270	89,205
Duke Energy Corp.	267	22,407
Entergy Corp.	1,117	85,294
Exelon Corp.	1,900	71,573

		268,479
Electronic Equipment, Instruments & Components
Corning, Inc.	3,202	95,804
Energy Equipment & Services
Halliburton Co.	1,783	82,072
Food & Staples Retailing
Costco Wholesale Corp.	379	62,266
Wal-Mart Stores, Inc.	1,153	90,095

		152,361
Food Products
Campbell Soup Co.	1,823	85,353
General Mills, Inc.	1,269	65,683
Hershey Co.	858	93,668

		244,704
Health Care Equipment & Supplies
Baxter International, Inc.	1,532	96,133
Boston Scientific Corp.	2,981	86,956
Medtronic PLC	1,167	90,757

		273,846
Health Care Providers & Services
Aetna, Inc.	613	97,473
Anthem, Inc.	489	92,851
Cigna Corp.	528	98,704
Humana, Inc.	389	94,772
McKesson Corp.	542	83,257
Quest Diagnostics, Inc.	987	92,423

		559,480
Hotels, Restaurants & Leisure
Carnival Corp.	1,469	94,853
Darden Restaurants, Inc.	1,148	90,439

	Shares	Value
Reference Entity — Long (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	829	$91,406
McDonald’s Corp.	619	96,985
Yum! Brands, Inc.	1,277	94,000

		467,683
Household Durables
Beazer Homes USA, Inc.	1,031	19,321
CalAtlantic Group, Inc.	1,568	57,436
D.R. Horton, Inc.	1,111	44,362
MDC Holdings, Inc.	2,314	76,848
Toll Brothers, Inc.	2,432	100,855

		298,822
Household Products
Clorox Co.	620	81,784
Colgate-Palmolive Co.	348	25,352
Kimberly-Clark Corp.	503	59,193
Procter & Gamble Co.	1,002	91,162

		257,491
Independent Power and Renewable Electricity Producers
AES Corp.	714	7,868
Industrial Conglomerates
3M Co.	468	98,233
Honeywell International, Inc.	656	92,982

		191,215
Insurance
Allstate Corp.	1,054	96,873
Aon PLC	121	17,678
Hartford Financial Services Group, Inc.	1,692	93,788
Loews Corp.	1,331	63,702
Marsh & McLennan Cos., Inc.	1,183	99,147
Prudential Financial, Inc.	229	24,347
Travelers Cos., Inc.	539	66,038
XL Group Ltd.	1,951	76,967

		538,540
IT Services
First Data Corp., Class A	5,256	94,818
Leisure Products
Brunswick Corp.	718	40,186
Hasbro, Inc.	674	65,830

		106,016
Machinery
Cummins, Inc.	560	94,097
Media
Omnicom Group, Inc.	1,244	92,143
TEGNA, Inc.	1,335	17,796

16	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	3,345	$88,241
Viacom, Inc., Class B	3,272	91,093
Walt Disney Co.	962	94,824

		384,097
Metals & Mining
Barrick Gold Corp.	2,212	35,591
Freeport-McMoRan, Inc.	5,047	70,860
Newmont Mining Corp.	1,518	56,940
Teck Resources Ltd., Class B	2,774	58,504

		221,895
Multi-Utilities
CenterPoint Energy, Inc.	3,235	94,494
Multiline Retail
Kohl’s Corp.	1,520	69,388
Macy’s, Inc.	2,783	60,725

		130,113
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	267	13,043
Andeavor	750	77,362
Apache Corp.	1,925	88,165
Cheniere Energy Partners LP	643	18,531
ConocoPhillips	1,882	94,194
Devon Energy Corp.	674	24,743
Exxon Mobil Corp.	615	50,418
Kinder Morgan, Inc.	4,987	95,651
Marathon Oil Corp.	2,272	30,808
Newfield Exploration Co.	1,296	38,452
Williams Cos., Inc.	3,055	91,681

		623,048
Pharmaceuticals
Bristol-Myers Squibb Co.	1,298	82,735
Johnson & Johnson	710	92,307
Pfizer, Inc.	1,876	66,973

		242,015
Real Estate Management & Development
Realogy Holdings Corp.	468	15,421
Road & Rail
Canadian National Railway Co.	1,021	84,590
Norfolk Southern Corp.	523	69,161
Union Pacific Corp.	642	74,453

		228,204
Software
Oracle Corp.	1,945	94,041
Specialty Retail
Gap, Inc.	2,220	65,557

	Shares	Value
Reference Entity — Long (continued)
Specialty Retail (continued)
L Brands, Inc.	1,705	$70,945
Lowe’s Cos., Inc.	1,199	95,848

		232,350
Technology Hardware, Storage & Peripherals
HP, Inc.	4,941	98,622
Total Reference Entity — Long		7,645,861

Reference Entity — Short
Aerospace & Defense
General Dynamics Corp.	(166)	(34,126)
Textron, Inc.	(1,816)	(97,846)
United Technologies Corp.	(836)	(97,043)

		(229,015)
Air Freight & Logistics
FedEx Corp.	(446)	(100,609)
Auto Components
American Axle & Manufacturing Holdings, Inc.	(3,970)	(69,793)
Johnson Controls International PLC	(2,396)	(96,535)

		(166,328)
Automobiles
Ford Motor Co.	(3,176)	(38,017)
General Motors Co.	(2,277)	(91,945)

		(129,962)
Beverages
Coca-Cola Co.	(1,395)	(62,789)
Constellation Brands, Inc.	(479)	(95,536)
Molson Coors Brewing Co.	(639)	(52,168)
PepsiCo, Inc.	(390)	(43,458)

		(253,951)
Chemicals
Agrium, Inc.	(484)	(51,890)
Air Products & Chemicals, Inc.	(639)	(96,629)
Potash Corp. of Saskatchewan, Inc.	(2,716)	(52,256)
PPG Industries, Inc.	(898)	(97,577)

		(298,352)
Commercial Services & Supplies
RR Donnelley & Sons Co.	(1,786)	(18,396)
Construction Materials
Vulcan Materials Co.	(669)	(80,012)
Consumer Finance
Ally Financial, Inc.	(4,215)	(102,256)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short (continued)
Consumer Finance (continued)
Capital One Financial Corp.	(1,168)	$(98,883)

		(201,139)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(532)	(97,527)
Welltower, Inc.	(1,240)	(87,147)

		(184,674)
Diversified Telecommunication Services
AT&T, Inc.	(1,549)	(60,674)
Electrical Equipment
Eaton Corp. PLC	(1,272)	(97,677)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(1,165)	(93,678)
Avnet, Inc.	(2,511)	(98,682)

		(192,360)
Energy Equipment & Services
Nabors Industries, Ltd.	(8,170)	(65,932)
Equity Real Estate Investment Trusts (REITs)
Uniti Group, Inc.	(6,329)	(92,783)
Food & Staples Retailing
Kroger Co.	(2,775)	(55,667)
Food Products
Archer-Daniels-Midland Co.	(372)	(15,814)
ConAgra Foods, Inc.	(2,619)	(88,365)
Kellogg Co.	(188)	(11,726)
Kraft Heinz Co.	(1,201)	(93,137)
Mondelez International, Inc.	(2,305)	(93,721)
Tyson Foods, Inc., Class A Class A	(736)	(51,851)

		(354,614)
Health Care Equipment & Supplies
Abbott Laboratories	(1,253)	(66,860)
Health Care Providers & Services
AmerisourceBergen Corp.	(1,181)	(97,728)
Cardinal Health, Inc.	(1,374)	(91,948)
HCA Holdings, Inc.	(999)	(79,511)
Universal Health Services, Inc.	(845)	(93,744)

		(362,931)
Hotels, Restaurants & Leisure
MGM Resorts International	(2,958)	(96,401)
Household Durables
Lennar Corp.	(1,048)	(55,334)
Mohawk Industries, Inc.	(147)	(36,384)
Newell Rubbermaid, Inc.	(2,247)	(95,880)
PulteGroup, Inc.	(3,630)	(99,208)

	Shares	Value
Reference Entity — Short (continued)
Household Durables (continued)
Whirlpool Corp.	(547)	$(100,889)

		(387,695)
Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	(2,907)	(74,390)
Industrial Conglomerates
Danaher Corp.	(1,142)	(97,961)
General Electric Co.	(1,056)	(25,534)

		(123,495)
Insurance
MetLife, Inc.	(1,926)	(100,056)
Prudential Financial, Inc.	(1,163)	(123,650)
Unum Group	(1,851)	(94,642)

		(318,348)
Internet & Direct Marketing Retail
Expedia, Inc.	(180)	(25,909)
IT Services
International Business Machines Corp.	(105)	(15,233)
Leisure Products
Mattel, Inc.	(5,742)	(88,886)
Machinery
Caterpillar, Inc.	(794)	(99,020)
Deere & Co.	(155)	(19,466)
Dover Corp.	(1,076)	(98,336)
Meritor, Inc.	(619)	(16,100)

		(232,922)
Media
CBS Corp., Class B	(1,602)	(92,916)
Comcast Corp., Class A	(601)	(23,126)
DISH Network Corp.	(1,756)	(95,228)

		(211,270)
Metals & Mining
Nucor Corp.	(877)	(49,147)
Multi-Utilities
CMS Energy Corp.	(1,298)	(60,123)
Multiline Retail
JC Penney Co., Inc.	(2,417)	(9,209)
Nordstrom, Inc.	(2,023)	(95,384)
Target Corp.	(1,566)	(92,410)

		(197,003)
Oil, Gas & Consumable Fuels
Canadian Natural Resources, Ltd.	(2,938)	(98,394)
Chevron Corp.	(845)	(99,288)
Enbridge, Inc.	(2,353)	(98,450)
Encana Corp.	(3,672)	(43,256)

18	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	(2,048)	$(96,031)
Pioneer Natural Resources Co.	(323)	(47,655)
Suncor Energy, Inc.	(2,843)	(99,590)
Weatherford International PLC	(17,537)	(80,319)

		(662,983)
Pharmaceuticals
Eli Lilly & Co.	(671)	(57,397)
Real Estate Investment Trusts (REITs)
Avalonbay Communities, Inc.	(504)	(89,924)
Boston Properties, Inc.	(295)	(36,250)
DDR Corp.	(4,900)	(44,884)
HCP, Inc.	(358)	(9,963)
Host Hotels & Resorts, Inc.	(5,180)	(95,778)
Kimco Realty Corp.	(2,178)	(42,580)
Simon Property Group, Inc.	(580)	(93,386)
Weyerhaeuser Co.	(2,576)	(87,661)

		(500,426)
Road & Rail
Avis Budget Group, Inc.	(1,734)	(65,996)
CSX Corp.	(1,682)	(91,265)

		(157,261)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(7,489)	(95,485)
Intel Corp.	(1,075)	(40,936)
Texas Instruments, Inc.	(1,100)	(98,604)

		(235,025)
Specialty Retail
AutoZone, Inc.	(168)	(99,979)
Best Buy Co., Inc.	(1,695)	(96,547)
TJX Cos., Inc.	(1,310)	(96,586)

		(293,112)
Textiles, Apparel & Luxury Goods
VF Corp.	(1,009)	(64,142)
Tobacco
Altria Group, Inc.	(935)	(59,298)
Philip Morris International, Inc.	(821)	(91,139)

		(150,437)
Trading Companies & Distributors
HD Supply Holdings, Inc.	(2,763)	(99,661)
Wireless Telecommunication Services
Rogers Communications, Inc.	(1,254)	(64,631)
Sprint Corp.	(10,449)	(81,293)

		(145,924)
Total Reference Entity — Short		(7,259,126)
Net Value of Reference Entity — Bank of America N.A.		$386,735

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of September 30, 2017, expiration date 2/07/19:
Reference Entity — Long
Aerospace & Defense
Arconic, Inc.	431	$10,723
Airlines
Southwest Airlines Co.	58	3,247
United Continental Holdings, Inc.	31	1,887

		5,134
Automobiles
Ford Motor Co.	594	7,110
General Motors Co.	407	16,435

		23,545
Biotechnology
Amgen, Inc.	114	21,255
Building Products
Owens Corning	84	6,497
Chemicals
Mosaic Co.	633	13,666
WR Grace & Co.	458	33,045

		46,711
Commercial Services & Supplies
RR Donnelley & Sons Co.	142	1,463
Waste Management, Inc.	179	14,010

		15,473
Communications Equipment
Juniper Networks, Inc.	428	11,911
Consumer Finance
American Express Co.	119	10,765
Containers & Packaging
Graphic Packaging Holding Co.	701	9,779
Diversified Consumer Services
H&R Block, Inc.	418	11,069
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	16	2,933
MSCI, Inc.	24	2,806

		5,739
Electric Utilities
Entergy Corp.	241	18,403
FirstEnergy Corp.	446	13,750
PPL Corp.	1,141	43,301

		75,454
Electrical Equipment
Eaton Corp. PLC	36	2,764

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	19

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long (continued)
Electronic Equipment, Instruments & Components
Flex Ltd.	996	$16,504
Food & Staples Retailing
Costco Wholesale Corp.	34	5,586
CVS Health Corp.	494	40,172
Sysco Corp.	76	4,100
Wal-Mart Stores, Inc.	29	2,266

		52,124
Food Products
Campbell Soup Co.	150	7,023
J.M. Smucker Co.	239	25,078
Kellogg Co.	117	7,298

		39,399
Health Care Equipment & Supplies
Baxter International, Inc.	357	22,402
Health Care Providers & Services
Anthem, Inc.	30	5,696
Cigna Corp.	158	29,537
Express Scripts Holding Co.	344	21,782
HCA Healthcare, Inc.	216	17,191
Humana, Inc.	82	19,978
McKesson Corp.	73	11,214

		105,398
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	103	12,210
Household Products
Clorox Co.	66	8,706
Colgate-Palmolive Co.	446	32,491
Kimberly-Clark Corp.	33	3,884
Procter & Gamble Co.	179	16,285

		61,366
Independent Power and Renewable Electricity Producers
AES Corp.	2,365	26,062
Insurance
Assured Guaranty Ltd.	228	8,607
Hartford Financial Services Group, Inc.	160	8,869

		17,476
Internet Software & Services
VeriSign, Inc.	45	4,788
Machinery
Caterpillar, Inc.	67	8,356
Trinity Industries, Inc.	198	6,316

		14,672
Media
AMC Networks, Inc., Class A	188	10,992

	Shares	Value
Reference Entity — Long (continued)
Media (continued)
Viacom, Inc., Class B	127	$3,536

		14,528
Metals & Mining
Barrick Gold Corp.	595	9,573
Cleveland-Cliffs, Inc.	839	5,999
Goldcorp, Inc.	831	10,770
Kinross Gold Corp.	703	2,981
Newmont Mining Corp.	389	14,591
Nucor Corp.	199	11,152
Teck Resources Ltd., Class B	498	10,503

		65,569
Multi-Utilities
Consolidated Edison, Inc.	500	40,340
Multiline Retail
Macy’s, Inc.	224	4,887
Target Corp.	177	10,445

		15,332
Oil, Gas & Consumable Fuels
Chevron Corp.	113	13,277
Exxon Mobil Corp.	215	17,626
Occidental Petroleum Corp.	471	30,243

		61,146
Pharmaceuticals
Bristol-Myers Squibb Co.	548	34,929
Merck & Co., Inc.	88	5,635

		40,564
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	60	7,373
CoreCivic, Inc.	124	3,319
Gaming and Leisure Properties, Inc.	92	3,394

		14,086
Road & Rail
Norfolk Southern Corp.	172	22,745
Semiconductors & Semiconductor Equipment
Intel Corp.	545	20,754
KLA-Tencor Corp.	47	4,982
Lam Research Corp.	208	38,488
NVIDIA Corp.	64	11,441

		75,665
Specialty Retail
Home Depot, Inc.	66	10,795
L Brands, Inc.	835	34,744

		45,539

20	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long (continued)
Technology Hardware, Storage & Peripherals
HP, Inc.	147	$2,934
Seagate Technology PLC	57	1,891
Xerox Corp.	34	1,132

		5,957
Total Reference Entity — Long		1,030,691

Reference Entity — Short
Air Freight & Logistics
XPO Logistics, Inc.	(606)	(41,075)
Auto Components
Delphi Automotive PLC	(289)	(28,438)
Chemicals
Ecolab, Inc.	(54)	(6,945)
Methanex Corp.	(1,031)	(51,859)

		(58,804)
Construction Materials
Vulcan Materials Co.	(23)	(2,744)
Containers & Packaging
Ball Corp.	(277)	(11,440)
Food Products
Post Holdings, Inc.	(48)	(4,237)
Health Care Providers & Services
Aetna, Inc.	(28)	(4,452)
Household Durables
Tempur Sealy International, Inc.	(14)	(903)
Household Products
Spectrum Brands Holdings, Inc.	(735)	(77,851)
Insurance
Aon PLC	(93)	(13,587)
Internet & Direct Marketing Retail
Expedia, Inc.	(70)	(10,076)
IT Services
MasterCard, Inc., Class A	(205)	(28,946)
Visa, Inc., Class A Shares	(310)	(32,624)

		(61,570)
Media
AMC Entertainment Holdings, Inc., Class A	(837)	(12,304)
Live Nation Entertainment, Inc.	(254)	(11,062)
Omnicom Group, Inc.	(1)	(74)

		(23,440)
Multi-Utilities
Dominion Resources, Inc.	(176)	(13,540)

	Shares	Value
Reference Entity — Short (continued)
Multi-Utilities (continued)
DTE Energy Co.	(78)	$(8,374)

		(21,914)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	(13,008)	(55,934)
Continental Resources, Inc.	(491)	(18,958)
Encana Corp.	(262)	(3,086)
PBF Energy, Inc., Class A	(745)	(20,569)
RSP Permian, Inc.	(181)	(6,261)
Suncor Energy, Inc.	(36)	(1,261)
Weatherford International PLC	(11,894)	(54,475)

		(160,544)
Pharmaceuticals
Mylan NV	(130)	(4,078)
Zoetis, Inc.	(193)	(12,306)

		(16,384)
Professional Services
Verisk Analytics, Inc., Class A	(174)	(14,475)
Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(59)	(1,091)
Medical Properties Trust, Inc.	(507)	(6,657)
Omega Healthcare Investors, Inc.	(1,607)	(51,279)
Prologis, Inc.	(245)	(15,548)

		(74,575)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(6,264)	(79,866)
Specialty Retail
Advance Auto Parts, Inc.	(58)	(5,730)
AutoNation, Inc.	(340)	(16,137)
AutoZone, Inc.	(20)	(11,902)
O’Reilly Automotive, Inc.	(22)	(4,738)
Signet Jewelers Ltd.	(237)	(15,772)

		(54,279)
Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class A	(1,445)	(23,813)
Wireless Telecommunication Services
Sprint Corp.	(2,229)	(17,342)
Total Reference Entity — Short		(801,809)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$228,882

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	21

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of September 30, 2017, expiration date 1/19/18:
	Shares	Value
Reference Entity — Long
Aerospace & Defense
Arconic, Inc.	1,187	$29,533
Boeing Co.	331	84,143
Huntington Ingalls Industries, Inc.	205	46,420

		160,096
Air Freight & Logistics
United Parcel Service, Inc., Class B	712	85,504
Airlines
Southwest Airlines Co.	1,480	82,850
United Continental Holdings, Inc.	1,208	73,543

		156,393
Automobiles
Ford Motor Co.	3,967	47,485
General Motors Co.	384	15,506

		62,991
Biotechnology
Amgen, Inc.	336	62,647
Biogen, Inc.	138	43,211
Gilead Sciences, Inc.	996	80,696

		186,554
Building Products
Masco Corp.	1,996	77,864
Owens Corning	970	75,029

		152,893
Chemicals
Chemours Co.	287	14,525
Eastman Chemical Co.	501	45,335
LyondellBasell Industries NV, Class A	851	84,292
Mosaic Co.	1,139	24,591
WR Grace & Co.	651	46,970

		215,713
Commercial Services & Supplies
Republic Services, Inc.	1,301	85,944
RR Donnelley & Sons Co.	963	9,919
Waste Management, Inc.	927	72,556

		168,419
Communications Equipment
Juniper Networks, Inc.	1,185	32,979
Consumer Finance
American Express Co.	677	61,242
Capital One Financial Corp.	770	65,188

		126,430

	Shares	Value
Reference Entity — Long (continued)
Containers & Packaging
Graphic Packaging Holding Co.	1,331	$18,567
Diversified Consumer Services
H&R Block, Inc.	2,641	69,934
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	382	70,028
MSCI, Inc.	576	67,335
Voya Financial, Inc.	1,281	51,099

		188,462
Electric Utilities
Entergy Corp.	810	61,852
FirstEnergy Corp.	1,247	38,445
PPL Corp.	909	34,496

		134,793
Electrical Equipment
Eaton Corp. PLC	973	74,717
Electronic Equipment, Instruments & Components
Flex Ltd.	1,493	24,739
Energy Equipment & Services
Noble Corp. PLC	4,560	20,976
Transocean Ltd.	3,327	35,798

		56,774
Food & Staples Retailing
Costco Wholesale Corp.	86	14,129
Sysco Corp.	1,491	80,440
Wal-Mart Stores, Inc.	1,009	78,843

		173,412
Food Products
Bunge Ltd.	204	14,170
Campbell Soup Co.	1,629	76,270
General Mills, Inc.	427	22,102
Hershey Co.	743	81,113
J.M. Smucker Co.	86	9,024
Kellogg Co.	182	11,351

		214,030
Health Care Equipment & Supplies
Baxter International, Inc.	668	41,917
Health Care Providers & Services
Anthem, Inc.	214	40,634
Cigna Corp.	301	56,269
Express Scripts Holding Co.	278	17,603
HCA Healthcare, Inc.	728	57,942
Humana, Inc.	250	60,907
McKesson Corp.	471	72,350

		305,705

22	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long (continued)
Hotels, Restaurants & Leisure
McDonald’s Corp.	529	$82,884
Royal Caribbean Cruises Ltd.	596	70,650
Yum! Brands, Inc.	1,117	82,222

		235,756
Household Durables
Toll Brothers, Inc.	604	25,048
Household Products
Clorox Co.	542	71,495
Colgate-Palmolive Co.	655	47,717
Kimberly-Clark Corp.	311	36,599
Procter & Gamble Co.	390	35,482

		191,293
Independent Power and Renewable Electricity Producers
AES Corp.	4,596	50,648
NRG Energy, Inc.	3,369	86,213

		136,861
Insurance
Assured Guaranty Ltd.	469	17,705
Hartford Financial Services Group, Inc.	1,109	61,472
Lincoln National Corp.	1,149	84,428
Prudential Financial, Inc.	735	78,145

		241,750
Internet & Direct Marketing Retail
Amazon.com, Inc.	41	39,415
Internet Software & Services
eBay, Inc.	798	30,691
VeriSign, Inc.	759	80,750

		111,441
Machinery
Caterpillar, Inc.	199	24,817
Deere & Co.	689	86,532
Trinity Industries, Inc.	398	12,696

		124,045
Media
AMC Networks, Inc., Class A	359	20,991
Viacom, Inc., Class B	1,041	28,981

		49,972
Metals & Mining
Barrick Gold Corp.	4,096	65,905
Cleveland-Cliffs, Inc.	3,362	24,038
Goldcorp, Inc.	4,858	62,960
Kinross Gold Corp.	10,923	46,314
Newmont Mining Corp.	1,774	66,543
Nucor Corp.	1,259	70,554

	Shares	Value
Reference Entity — Long (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.	1,175	$40,502
Teck Resources Ltd., Class B	3,123	65,864

		442,680
Multi-Utilities
Consolidated Edison, Inc.	487	39,291
Multiline Retail
Kohl’s Corp.	1,845	84,224
Macy’s, Inc.	1,968	42,942
Nordstrom, Inc.	1,002	47,244
Target Corp.	1,277	75,356

		249,766
Oil, Gas & Consumable Fuels
Apache Corp.	1,851	84,776
Chevron Corp.	635	74,613
EOG Resources, Inc.	145	14,027
Exxon Mobil Corp.	811	66,486
Kinder Morgan, Inc.	3,008	57,694
Marathon Petroleum Corp.	1,350	75,708
Murphy Oil Corp.	2,409	63,983
Occidental Petroleum Corp.	473	30,371
ONEOK, Inc.	1,402	77,685
Valero Energy Corp.	252	19,386
Williams Cos., Inc.	2,734	82,047

		646,776
Pharmaceuticals
Bristol-Myers Squibb Co.	819	52,203
Merck & Co., Inc.	1,163	74,467

		126,670
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	185	22,733
Brixmor Property Group, Inc.	858	16,130
CoreCivic, Inc.	839	22,460
Gaming and Leisure Properties, Inc.	828	30,545
Kimco Realty Corp.	1,134	22,170
Lamar Advertising Co., Class A	938	64,281
VEREIT, Inc.	1,829	15,162

		193,481
Road & Rail
CSX Corp.	689	37,385
Norfolk Southern Corp.	484	64,004

		101,389
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	1,683	87,668
Intel Corp.	508	19,345
KLA-Tencor Corp.	761	80,666
Lam Research Corp.	258	47,740

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	23

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long (continued)
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	64	$11,441

		246,860
Specialty Retail
Home Depot, Inc.	436	71,312
L Brands, Inc.	654	27,213

		98,525
Technology Hardware, Storage & Peripherals
Apple, Inc.	280	43,154
HP, Inc.	2,751	54,910
Seagate Technology PLC	604	20,035
Xerox Corp.	953	31,725

		149,824
Trading Companies & Distributors
United Rentals, Inc.	597	82,828
Total Reference Entity — Long		6,184,693

Reference Entity — Short
Aerospace & Defense
L3 Technologies, Inc.	(92)	(17,335)
Raytheon Co.	(438)	(81,722)
TransDigm Group, Inc.	(323)	(82,575)
Triumph Group, Inc.	(1,485)	(44,179)
United Technologies Corp.	(697)	(80,908)

		(306,719)
Air Freight & Logistics
FedEx Corp.	(389)	(87,751)
XPO Logistics, Inc.	(702)	(47,581)

		(135,332)
Auto Components
BorgWarner, Inc.	(447)	(22,900)
Delphi Automotive PLC	(132)	(12,989)

		(35,889)
Beverages
Constellation Brands, Inc.	(418)	(83,370)
Molson Coors Brewing Co.	(207)	(16,900)

		(100,270)
Chemicals
Ashland Global Holdings, Inc.	(241)	(15,759)
Ecolab, Inc.	(64)	(8,231)
Methanex Corp.	(622)	(31,287)
PolyOne Corp.	(720)	(28,822)
Sherwin-Williams Co.	(89)	(31,865)
Westlake Chemical Corp.	(247)	(20,523)

		(136,487)

	Shares	Value
Reference Entity — Short (continued)
Construction Materials
Vulcan Materials Co.	(386)	$(46,166)
Containers & Packaging
Ball Corp.	(1,762)	(72,771)
Crown Holdings, Inc.	(1,345)	(80,323)

		(153,094)
Diversified Financial Services
CBOE Holdings, Inc.	(801)	(86,212)
Diversified Telecommunication Services
AT&T, Inc.	(2,175)	(85,195)
Electronic Equipment, Instruments & Components
Avnet, Inc.	(1,177)	(46,256)
Keysight Technologies, Inc.	(423)	(17,622)

		(63,878)
Energy Equipment & Services
Ensco PLC, Class A	(3,616)	(21,588)
National Oilwell Varco, Inc.	(424)	(15,149)

		(36,737)
Food & Staples Retailing
Walgreens Boots Alliance, Inc.	(436)	(33,668)
Food Products
ConAgra Foods, Inc.	(373)	(12,585)
Kraft Heinz Co.	(1,022)	(79,256)
Mondelez International, Inc.	(700)	(28,462)
Post Holdings, Inc.	(902)	(79,620)

		(199,923)
Gas Utilities
National Fuel Gas Co.	(380)	(21,512)
Health Care Equipment & Supplies
Abbott Laboratories	(861)	(45,943)
Becton Dickinson and Co.	(414)	(81,123)
Boston Scientific Corp.	(2,514)	(73,334)
Stryker Corp.	(416)	(59,080)
Zimmer Biomet Holdings, Inc.	(624)	(73,064)

		(332,544)
Health Care Providers & Services
Aetna, Inc.	(482)	(76,643)
Centene Corp.	(503)	(48,675)

		(125,318)
Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(137)	(15,106)
MGM Resorts International	(2,429)	(79,161)
Wyndham Worldwide Corp.	(703)	(74,103)

		(168,370)

24	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short (continued)
Household Durables
KB Home	(673)	$(16,233)
Lennar Corp.	(320)	(16,896)
Newell Rubbermaid, Inc.	(1,931)	(82,396)
Tempur Sealy International, Inc.	(914)	(58,971)

		(174,496)
Household Products
Spectrum Brands Holdings, Inc.	(21)	(2,224)
Industrial Conglomerates
3M Co.	(121)	(25,398)
General Electric Co.	(1,104)	(26,695)
Roper Industries, Inc.	(63)	(15,334)

		(67,427)
Insurance
Loews Corp.	(1,172)	(56,092)
Marsh & McLennan Cos., Inc.	(906)	(75,932)
Willis Towers Watson PLC	(549)	(84,672)

		(216,696)
Internet & Direct Marketing Retail
Expedia, Inc.	(493)	(70,962)
Netflix, Inc.	(240)	(43,524)
Priceline Group, Inc.	(45)	(82,387)

		(196,873)
Internet Software & Services
Equinix, Inc.	(182)	(81,227)
IT Services
Fidelity National Information Services, Inc.	(906)	(84,611)
International Business Machines Corp.	(220)	(31,918)
Total System Services, Inc.	(248)	(16,244)

		(132,773)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(144)	(27,245)
Media
AMC Entertainment Holdings, Inc., Class A	(1,373)	(20,183)
CBS Corp., Class B	(690)	(40,020)
Comcast Corp., Class A	(2,034)	(78,268)
DISH Network Corp.	(1,525)	(82,701)
Live Nation Entertainment, Inc.	(1,179)	(51,346)
Omnicom Group, Inc.	(190)	(14,073)

		(286,591)
Metals & Mining
Freeport-McMoRan, Inc.	(2,334)	(32,769)

	Shares	Value
Reference Entity — Short (continued)
Metals & Mining (continued)
Southern Copper Corp.	(2,038)	$(81,031)

		(113,800)
Multi-Utilities
Dominion Resources, Inc.	(35)	(2,693)
DTE Energy Co.	(232)	(24,907)
Public Service Enterprise Group, Inc.	(1,534)	(70,947)
Sempra Energy	(629)	(71,788)

		(170,335)
Multiline Retail
Dollar General Corp.	(1,029)	(83,400)
Oil, Gas & Consumable Fuels
Andeavor	(828)	(85,408)
Canadian Natural Resources, Ltd.	(1,889)	(63,263)
Chesapeake Energy Corp.	(6,689)	(28,763)
Cimarex Energy Co.	(141)	(16,027)
Concho Resources, Inc.	(520)	(68,494)
ConocoPhillips	(451)	(22,573)
Continental Resources, Inc.	(95)	(3,668)
Enbridge, Inc.	(2,007)	(83,973)
Encana Corp.	(5,163)	(60,820)
EQT Corp.	(800)	(52,192)
Hess Corp.	(1,809)	(84,824)
HollyFrontier Corp.	(2,391)	(86,004)
Newfield Exploration Co.	(645)	(19,137)
Parsley Energy, Inc., Class A	(3,205)	(84,420)
Phillips 66	(206)	(18,872)
Pioneer Natural Resources Co.	(346)	(51,049)
RSP Permian, Inc.	(1,114)	(38,533)
Southwestern Energy Co.	(2,480)	(15,153)
Suncor Energy, Inc.	(451)	(15,799)
Weatherford International PLC	(7,206)	(33,003)

		(931,975)
Pharmaceuticals
Allergan PLC	(346)	(70,913)
Endo International PLC	(1,911)	(16,368)
Mylan NV	(684)	(21,457)
Perrigo Co. PLC	(966)	(81,772)
Zoetis, Inc.	(48)	(3,060)

		(193,570)
Professional Services
Equifax, Inc.	(548)	(58,083)
Verisk Analytics, Inc., Class A	(822)	(68,382)

		(126,465)
Real Estate Investment Trusts (REITs)
American Tower Corp.	(177)	(24,192)
Avalonbay Communities, Inc.	(413)	(73,687)
Crown Castle International Corp.	(475)	(47,490)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	25

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short (continued)
Real Estate Investment Trusts (REITs) (continued)
Equity Residential	(949)	$(62,568)
HCP, Inc.	(566)	(15,752)
Host Hotels & Resorts, Inc.	(1,112)	(20,561)
Medical Properties Trust, Inc.	(5,213)	(68,447)
Omega Healthcare Investors, Inc.	(461)	(14,711)
Prologis, Inc.	(231)	(14,659)
Simon Property Group, Inc.	(448)	(72,132)

		(414,199)
Real Estate Management & Development
CBRE Group, Inc.	(1,977)	(74,889)
Road & Rail
Avis Budget Group, Inc.	(371)	(14,120)
Hertz Global Holdings, Inc.	(650)	(14,534)

		(28,654)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.	(361)	(18,714)
Software
Autodesk, Inc.	(372)	(41,761)

	Shares	Value
Reference Entity — Short (continued)
Software (REITs) (continued)
Symantec Corp.	(1,198)	$(39,306)

		(81,067)
Specialty Retail
Advance Auto Parts, Inc.	(136)	(13,491)
AutoZone, Inc.	(128)	(76,174)
O’Reilly Automotive, Inc.	(376)	(80,979)
Signet Jewelers Ltd.	(887)	(59,030)

		(229,674)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(846)	(34,077)
Under Armour, Inc., Class A	(1,168)	(19,248)

		(53,325)
Tobacco
Altria Group, Inc.	(1,062)	(67,352)
Wireless Telecommunication Services
Sprint Corp.	(3,662)	(28,490)
T-Mobile US, Inc.	(1,312)	(80,898)

		(109,388)
Total Reference Entity — Short		(5,949,673)
Net Value of Reference Entity — Bank of America N.A.		$235,020

26	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$3,210,035	—	—	$3,210,035
Asset-Backed Securities	—	$5,343,840	$64,427	5,408,267
Corporate Bonds	—	11,363,768	—	11,363,768
Non-Agency Mortgage-Backed Securities	—	94,847	—	94,847
U.S. Government Sponsored Agency Securities	—	12,064,228	—	12,064,228
Short-Term Securities	1,020,368	—	—	1,020,368
Liabilities:
Investments:
TBA Sale Commitments	—	(721,353)	—	(721,353)

Total	$4,230,403	$28,145,330	$64,427	$32,440,160

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017	27

Schedule of Investments (concluded)	BlackRock Alternative Capital Strategies Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$2,541	—	$2,541
Equity contracts	—	841,615	—	841,615
Forward foreign currency contracts		69	—	69
Interest rate contracts	$26,187	99,183	—	125,370
Liabilities:
Interest rate contracts	(45,379)	(93,293)	—	(138,672)

Total	$(19,192)	$850,115	—	$830,923

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

28	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 2.0%
Erste Group Bank AG (a)	19,712	$851,658
Brazil — 4.1%
BB Seguridade Participacoes SA	116,253	1,050,889
BR Malls Participacoes SA	160,373	712,454

		1,763,343
China — 25.3%
China Mobile Ltd.	122,000	1,238,538
China Pacific Insurance Group Co. Ltd., Class H	142,800	618,843
China Petroleum & Chemical Corp. — ADR	3,333	252,508
China Petroleum & Chemical Corp., Class H	496,000	373,826
China Resources Power Holdings Co. Ltd.	660,000	1,195,370
Huaneng Power International, Inc — ADR	42,932	1,048,399
Industrial & Commercial Bank of China Ltd., Class H	1,403,000	1,048,755
Kunlun Energy Co. Ltd.	956,000	935,574
MGM China Holdings Ltd.	393,200	943,663
Ping An Insurance Group Co. of China Ltd., Class H	120,500	930,791
Sino Biopharmaceutical Ltd.	588,000	622,948
Skyworth Digital Holdings Ltd.	2,045,369	1,048,264
ZTO Express Cayman, Inc. — ADR (a)	42,070	590,663

		10,848,142
Colombia — 2.6%
Ecopetrol SA — ADR	117,775	1,117,685
Greece — 1.9%
Alpha Bank AE (a)	310,239	614,982
National Bank of Greece SA (a)	566,941	193,443

		808,425
India — 4.0%
Mahindra & Mahindra Ltd. — GDR	42,137	813,244
Reliance Industries Ltd. — GDR (b)	38,136	910,526

		1,723,770
Indonesia — 6.8%
Astra International Tbk PT	2,815,400	1,652,941
Semen Indonesia Persero Tbk PT	1,644,600	1,237,608

		2,890,549
Mexico — 5.1%
America Movil SAB de CV, Series L — ADR	46,654	828,109

Common Stocks	Shares	Value
Mexico (continued)
Grupo Mexico SAB de CV, Series B	179,387	$548,603
PLA Administradora Industrial S de RL de CV (a)	456,047	786,374

		2,163,086
Russia — 7.8%
Gazprom PJSC — ADR	123,760	519,321
Novatek PJSC — GDR	10,941	1,285,519
Rosneft PJSC — GDR	108,396	603,166
VTB Bank PJSC	54,292,425	58,193
VTB Bank PJSC — GDR	409,614	882,033

		3,348,232
South Africa — 4.6%
AngloGold Ashanti Ltd.	18,025	169,345
AngloGold Ashanti Ltd. — ADR	7,531	69,963
Sanlam Ltd.	249,654	1,247,223
Steinhoff Africa Retail, Ltd. (a)(b)	297,103	481,027

		1,967,558
South Korea — 10.8%
GSretail Co. Ltd.	22,112	667,168
Hyundai Motor Co.	6,644	874,032
Hyundai Robotics Co. Ltd. (a)	1,836	685,530
Pan Ocean Co. Ltd. (a)	155,660	734,271
Shinhan Financial Group Co. Ltd.	20,833	920,782
Shinhan Financial Group Co. Ltd. — ADR	16,681	738,968

		4,620,751
Taiwan — 5.6%
Bizlink Holding, Inc.	69,000	633,336
Land Mark Optoelectronics Corp.	62,000	764,734
MediaTek, Inc.	106,000	997,448

		2,395,518
Thailand — 2.5%
Land & Houses PCL	3,564,000	1,057,979
Land & Houses PCL, Foreign Registered Shares	77,300	23,148

		1,081,127
Turkey — 2.9%
Eldorado Gold Corp.	343,198	753,647
Turkcell Iletisim Hizmetleri AS	143,071	508,834

		1,262,481
United Arab Emirates — 3.7%
Air Arabia PJSC	5,100,365	1,586,661
Total Long-Term Investments (Cost — $37,667,843) — 89.7%		38,428,986

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.94% (c)(d)	3,674,423	$3,674,423
Total Short-Term Securities (Cost — $3,674,423) — 8.6%		3,674,423
Total Investments (Cost — $41,342,266) — 98.3%		42,103,409
Other Assets Less Liabilities — 1.7%		725,795

Net Assets — 100.0%		$42,829,204

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.

(d)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	32,905	3,641,518	3,674,423	$3,674,423	$11,408	—	—

2	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

OTC Total Return Swaps1

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities	Credit Suisse International	10/9/17	$6,469,242	$61,780	[2]	$6,472,215
Long/Short:	Deutsche Bank AG	10/16/17	(4,005,938)	53,737	[3]	(3,948,576)
	HSBC Bank PLC	10/9/17	(1,290,214)	36,868	[4]	(1,307,849)
Total			$1,172,526	$152,385		$1,215,065

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 397 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD 1 Month LIBOR

USD 1 Day LIBOR

EUR 1 Month LIBOR

GBP 1 Month LIBOR

HKD 1 Month HIBOR

PLN 1 Month WIBOR

[2]	Amount includes $58,897 of net dividends and financing fees.

[3]	Amount includes $(3,625) of net dividends and financing fees.

[4]	Amount includes $54,503 of net dividends and financing fees.

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of September 30, 2017, expiration date 10/9/17:
	Shares	Value
Reference Entity — Long
Brazil
MRV Engenharia e Participacoes SA	295,562	$1,284,099
China
CNOOC Ltd. – ADR	9,349	1,212,565
Egypt
Centamin PLC	439,199	853,235
Greece
Alpha Bank AE	186,081	368,866
India
Axis Bank Ltd.	32,080	1,238,288
Malaysia
Malayan Banking BHD	402,500	909,068
South Africa
AngloGold Ashanti Ltd.	70,336	660,807
Novus Holdings Ltd.	1,498	725

		661,532
South Korea
SK Holdings Co. Ltd.	5,609	1,414,607
Thailand
PTT Global Chemical PCL — NVDR	67,700	828,996
Total Reference Entity — Long		8,771,256

Reference Entity — Short
Brazil
VALE SA	(73,652)	(741,676)
China
AIA Group Ltd.	(189,600)	(1,403,665)
Philippines
BDO Unibank, Inc.	(37,081)	(95,505)
United Arab Emirates
Emaar Properties PJSC	(91,728)	(58,195)
Total Reference Entity — Short		(2,299,041)
Net Value of Reference Entity — Credit Suisse International		6,472,215

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of September 30, 2017, expiration date 10/16/17:

	Shares	Value
Reference Entity — Long
China
Huadian Power International Corp. Ltd., Class H	2,114,000	$857,381
Total Reference Entity — Long		857,381
Reference Entity — Short
China
Sunac China Holdings Ltd.	(164,000)	(753,177)
France
LVMH Moet Hennessy Louis Vuitton SE	(3,373)	(932,423)
Philippines
Ayala Land Inc.	(275,000)	(235,827)
BDO Unibank, Inc.	(180,780)	(465,610)

		(701,437)
Poland
Polski Koncern Naftowy Orlen SA	(45,121)	(1,505,526)
Thailand
Airports of Thailand PCL	(516,300)	(913,394)
Total Reference Entity — Short		(4,805,957)
Net Value of Reference Entity — Deutsche Bank AG		(3,948,576)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2017, expiration date 10/9/17:
Reference Entity — Long
China
Bank of China Ltd.	2,009,000	997,916
Russia
Gazprom PAO	241,212	1,012,173
South Korea
Korea Aerospace Industries Ltd.	31,989	1,222,241
Shinhan Financial Group Co. Ltd.	1,208	53,391

		1,275,632
Turkey
Turk Hava Yollari AO	161,000	395,309
Total Reference Entity — Long		3,681,030

4	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

	Shares	Value
Reference Entity — Short (continued)
Hungary
OTP Bank PLC	(23,771)	$(892,407)
Philippines
Ayala Land Inc.	(695,800)	(596,684)
BDO Unibank, Inc.	(177,240)	(456,493)

		(1,053,177)

	Shares	Value
Reference Entity—Short (continued)
Turkey
Akbank TAS	(340,320)	$(898,124)
United Arab Emirates
Emaar Properties PJSC	(1,343,040)	(852,063)
United Kingdom
Prudential PLC	(54,036)	(1,293,108)
Total Reference Entity — Short		(4,988,879)
Net Value of Reference Entity — HSBC Bank PLC		$(1,307,849)

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
OTC	Over-the-Counter
PCL	Public Company Limited

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Emerging Markets Equity Strategies Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Austria	—	$851,658	—	$851,658
Brazil	$1,763,343	—	—	1,763,343
China	1,891,570	5,579,001	—	7,470,571
Colombia	1,117,685	—	—	1,117,685
Greece	—	808,425	—	808,425
Hong Kong	—	3,377,571	—	3,377,571
India	813,244	910,526	—	1,723,770
Indonesia	—	2,890,549	—	2,890,549
Mexico	2,163,086	—	—	2,163,086
Russia	—	3,348,232	—	3,348,232
South Africa	550,990	1,416,568	—	1,967,558
South Korea	738,968	3,881,783	—	4,620,751
Taiwan	—	2,395,518	—	2,395,518
Thailand	1,057,979	23,148	—	1,081,127
Turkey	753,647	508,834	—	1,262,481
United Arab Emirates	—	1,586,661	—	1,586,661
Short-Term Securities	3,674,423	—	—	3,674,423

Total	$14,524,935	$27,578,474	—	$42,103,409

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$152,385	—	$152,385

[1] Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2017	7

Schedule of Investments September 30, 2017 (Unaudited)	iShares Short-Term TIPS Bond Index Fund (Formerly known as Short-Term Inflation Protected Securities Index Fund) (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Inflation Protected Securities:
1.63%, 1/15/18	$31	$31,636
0.13%, 4/15/18	528	527,775
2.13%, 1/15/19	130	134,021
0.13%, 4/15/19	494	495,863
1.88%, 7/15/19	101	104,979
1.38%, 1/15/20	193	199,333
0.13%, 4/15/20	515	517,961
1.25%, 7/15/20	250	260,841
1.13%, 1/15/21	289	300,889
0.13%, 4/15/21	480	481,451
0.63%, 7/15/21	377	387,357
0.13%, 1/15/22	455	456,312
0.13%, 4/15/22	96	95,615
0.13%, 7/15/22	298	299,478
Total Long-Term Investments (Cost — $4,319,861) — 96.6%		4,293,511

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.94% (a)(b)	$56,368	$56,368
Total Short-Term Securities (Cost — $56,368) — 1.3%		56,368
Total Investments (Cost — $4,376,229) — 97.9%		4,349,879
Other Assets Less Liabilities — 2.1%		92,972

Net Assets — 100.0%		$4,442,851

Notes to Schedule of Investments

(a)	Annualized 7-day yield as of period end.

(b)	During the period ended September 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity[1]	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,890	42,478	56,368	$56,368	$365	—
[1] Represents net shares purchased.

ISHARES SHORT-TERM TIPS BOND INDEX FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (concluded)	iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$4,293,511	—	$4,293,511
Short-Term Securities	$56,368	—	—	56,368

Total	$56,368	$4,293,511	—	$4,349,879

During the period ended September 30, 2017, there were no transfers between levels.

2	ISHARES SHORT-TERM TIPS BOND INDEX FUND	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:   November 20, 2017